Business combinations - Revenue and Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business combinations
Revenue from the dates of acquisition	£ 75	£ 422
Operating profit from the dates of acquisition	10	3
Revenue as if acquisition happened at the beginning	5,414	5,109
Operating profit as if acquisition happened at the beginning	£ 628	£ 444